787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 21, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock ETF Trust II

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust II, a Delaware statutory trust (the “Registrant”), we hereby transmit for filing the Registrant’s initial Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), with respect to BlackRock High Yield Muni Income Bond ETF, a series of the Registrant. We are concurrently filing Form N-8A under the 1940 Act.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8925.

Very truly yours,

/s/ Curtis Tate
Curtis Tate

Enclosures

cc: Janey	Ahn, Esq., BlackRock Fund Advisors

Dean A. Caruvana, Esq., BlackRock Fund Advisors

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

Stacey P. Ruiz, Esq., Willkie Farr & Gallagher LLP

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